UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CB DEPOSITOR 2016-B SPV, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of filing)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  0001686428

CommonBond Student Loan Trust 2016-B1
(Exact name of issuing entity as specified in its charter)

1 CB Depositor 2016-B SPV, LLC acts as depositor for the issuer.

Central Index Key Number of issuing entity (if applicable):  0001686422

Central Index Key Number of underwriter (if applicable): Not applicable

Morgan Edwards, (203) 273-7370

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CB DEPOSITOR 2016-B SPV, LLC

Date: October 4, 2016
	By:	/s/ T. Morgan Edwards II
Name: T. Morgan Edwards II
Title: Vice President

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1 Deloitte & Touche LLP, Independent Accountants' Report on Applying Agreed-Upon Procedures